Schedule of Investments
March 31, 2021 (unaudited)
Camelot Event Driven Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 54.44%

Automotive - 0.00%
Exide Technologies ^ † *			5,926	0

Bakery Products - 1.15%
Bab, Inc. †			479,411	345,176

Biological Products (No Diagnostic Substances) - 1.58%
China Biologic Products Holdings, Inc. *			4,000	473,640

Biotech & Pharma - 0.00%
Inyx, Inc. * †			167,850	168

Chemicals - 1.29%
DuPont de Nemours, Inc. (a)			5,000	386,400

Communications Equipment, NEC - 1.22%
Lumentum Holdings, Inc. * (a)			4,000	365,400

Drilling Oil & Gas Wells - 0.00%
Seadrill Ltd. *			2,152	447

Gaming, Lodging & Restaurants - 0.41%
Guoco Group Ltd. (Hong Kong)			10,000	122,832

Hardware - 0.43%
IEC Electronics Corp. *			10,585	127,443

Holding Companies - 0.00%
Stoneleigh Partners Acquisition Corp. * ^ †			400	0

Hotels Motels - 7.62%
MGM Resorts International (a) (b)			60,000	2,279,400

IT Services - 0.00%
Computer Horizons Corp. * ^ †			65,000	0

Industrial Services - 0.34%
Astaldi SpA ADR *			1,022,580	50,618
Astaldi SpA SPF (Italy) *			127,760	50,790

				101,408

Investment Advice - 1.14%
KKR & Co., Inc. Class A (a)			7,000	341,950

Media - 0.35%
30DC, Inc. * #			50,000	1,975
Clear Channel Outdoor Holdings, Inc. *			11,249	20,248
iHeartMedia, Inc. *			4,610	83,672

				105,895

Medical Equipment & Devices - 1.74%
Shockwave Medical, Inc. * (a)			4,000	521,040

Mining - 0.00%
Sacre-Couer Minerals Ltd.^ * †			109,444	0

National Commercial Banks - 0.49%
Citigroup, Inc. (a)			2,000	145,500

Oil, Gas & Coal - 8.49%
Chevron Corp. (b)			4,000	419,160
Diamondback Energy, Inc. (a)			5,500	404,195
Hess Corp. (a)			6,500	459,940
Marathon Petroleum Corp. (a) (b)			23,500	1,257,015

				2,540,310

Passenger Transportation - 0.34%
Transat AT, Inc. (Canada) *			23,000	101,238

Pharmaceutical Preparations- 6.29%
AstraZeneca PLC (a)			10,000	497,200
Emisphere Technologies, Inc. *			30,000	234,300
Jazz Pharmaceuticals PLC * (a)			7,000	1,150,590

				1,882,090

Real Estate - 2.99%
Brookfield Property Partners LP			11,000	195,690
CA Immobilien Anlagen AG (Austria) *			16,500	698,519
Conwert Immobilien Invest AG * ^ †			45,000	0

				894,209

Recreation Facilities & Services - 1.55%
Six Flags Entertainment Corp. * (a)			10,000	464,700

Retail-Catalog & Mail-Order Houses - 0.67%
Ruhnn Holding Ltd. *			60,000	201,000

Retail-Discretionary - 0.10%
Neiman-Marcus Group Parent LLC * †			791	30,817

Retail-Eating Places - 0.65%
Restaurant Brands International, Inc. (a)			3,000	195,000

Services-Commercial Physical & Biological Research - 4.16%
ViacomCBS, Inc. Class B (a)			27,562	1,243,046

Software - 2.81%
Playtech PLC (Isle of Man) *			64,000	389,749
VMWare, Inc. Class A * (a)			3,000	451,350

				841,099

Telecom - 0.32%
NII Holdings, Inc. * ^			44,529	96,628

Utilities - 8.24%
Evergy, Inc. (a) (b)			34,000	2,024,020
Vistra Corp. (a)			25,000	442,000

				2,466,020

Waste & Environmental Services & Equipment - 0.04%
Strategic Environmental & Energy Resources, Inc. * ^ # †			43,000	11,989

Total Common Stock			(Cost $ 14,124,285)	16,284,845

Escrow Shares - 0.00%

Exide Technologies * ^ †			1,777	0
Petrocorp., Inc. * ^ †			200	0

Total Escrow Shares			(Cost $ 1,687)	0

Asset-Backed Securities - 0.48%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, .910% (1 Month LIBOR USD + 0.79%), 6/25/2030 + ** ●			4,608	4,402
Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3, .820% (1 Month LIBOR USD + 0.71%), 2/25/2035 ** + ●			111,658	109,619
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, .440% (1 Month LIBOR USD + 0.32%), 6/25/2047 + ** ●			649,319	23,725
Countrywide Home Equity Loan Trust Series 2005-A Class 2A, .350% (1 Month LIBOR USD + 0.24%), 4/15/2035 ** + ●			5,152	4,865
Countrywide Alternative Loan Series 07-0A7 Class A3, 0.5017% (1 Month LIBOR USD + 0.30%) 5/25/2047 ** + ^			960,000	0

Total Asset-Backed Securities			(Cost $ 127,383)	142,611

Rights - 0.00%

Clear Channel Outdoor Holdings, Inc. * †			11,249	0
Seadrill Ltd.			155,336	0

Total Rights			(Cost $ 0)	0

Corporate Bonds - 5.83%

Automotive - 1.50%
Exide Technologies, 11.000%, 04/30/2022 + ^ # †			546,810	448,384
Exide Technologies, 7.250%, 04/30/2027 + ● # †			101,663	0

				448,384

Diversified Financial Services - 2.63%
Hellas Telecommunication Luxembourg II SCA, (United Kingdom), 6.054%, (3 Month LIBOR USD + 5.75% ) 01/15/2015+ ^ # †			5,000,000	6,250
Lehman Brothers Holdings, Inc., 0.000%, 02/14/2023 + ● **			200,000	1,640
Lehman Brothers Holdings, Inc., 0.000%, 02/17/2015 + ●			110,000	1,122
Lehman Brothers Holdings, Inc., 5.500%, 02/27/2020 + ●			100,000	820
Lehman Brothers Holdings, Inc., 7.000%, 01/28/2020 + ● **			100,000	820
Lehman Brothers Holdings, Inc., 0.000%, (1 Month CPI YOY + 2.250%) 07/08/2014 **			130,000	1,066
Lehman Brothers Holdings, Inc., 8.250%, 09/23/2020 **			100,000	820
Twin Reefs Pass-Through Trust, 0.000%, (1 Month LIBOR USD + 2.000%) Perpetual + ^ # † **			1,000,000	775,000

				787,538

Oil, Gas & Coal - 0.24%
OGX Austria GMBH 8.500%, 06/01/2018 + ^ †			3,500,000	35
Seadrill New Finance Private Placement Series 144A (United Kingdom), 12.000%, 07/15/2025 ● #			128,802	70,841

				70,876

Radio Telephone Communications - 1.46%
Digicel Group 0.5 Ltd., 8.000%, 04/01/2025 ● #			52,337	43,449
Digicel Group 0.5 Ltd., Private Placement Series 144A Conv. 7.000%, 12/03/2099 ● #			78,040	46,824
Intelsat Jackson Holdings SA (Luxembourg) 8.125%, 06/01/2023 + ●			1,000,000	40,000
Intelsat Jackson Holdings SA (Luxembourg) 5.500%, 08/01/2023 + ●			500,000	306,250

				436,523

Venture Capital - 0.00%
Infinity Capital Group, 7.000%, 12/31/2049 + ^ # †			25,000	0

Total Corporate Bonds			(Cost $ 2,699,437)	1,743,321

Government Bonds - 0.39%

Lebanese Republic - 0.39%
Lebanese Republic Series GMTN, 6.150%, 06/19/2020 + ●			1,000,000	118,090

Total Government Bonds			(Cost $ 212,500)	118,090

Mortgate-Backed Securities - 0.03%

GNR Government National Mortgage Series 2019-108 Class NI, 4.000%, 08/20/2049 ● ~			283,763	8,412
GSR Mortgage Loan Trust Series 2005-5F Class B2, 5.73101%, 06/25/2035 ● ~			533,865	1,225

Total Mortgage-Backed Securities			(Cost $ 593,324)	9,637

Municipal Bonds - 2.76%

Puerto Rico - 2.76%
Commonwealth of Puerto Rico, 5.625%, 07/01/2033 + ●			35,000	30,188
Commonwealth of Puerto Rico, 5.750%, 07/01/2036 + ●			105,000	83,738
Puerto Rico Commonwealth, 5.00%, 07/01/2041 + ●			60,000	48,450
Puerto Rico Commonwealth, 6.00%, 07/01/2034 + ●			90,000	76,950
Puerto Rico Electric Power Authority Series CCC 4.250%, 07/01/2021 + ●			10,000	9,012
Puerto Rico Electric Power Authority Series CCC 4.250%, 07/01/2023 + ●			10,000	8,575
Puerto Rico Electric Power Authority Series CCC 4.500%, 07/01/2023 + ●			30,000	27,037
Puerto Rico Electric Power Authority Series CCC 4.800%, 07/01/2027 + ●			25,000	22,562
Puerto Rico Electric Power Authority Series DDD 3.500%, 07/01/2020 + ●			75,000	65,719
Puerto Rico Electric Power Authority Series DDD 3.625%, 07/01/2021 + ●			30,000	26,212
Puerto Rico Electric Power Authority Series TT 5.000%, 07/01/2020 + ●			55,000	49,637
Puerto Rico Electric Power Authority Series TT 5.000%, 07/01/2023 + ●			15,000	13,575
Puerto Rico Electric Power Authority Series TT 5.000%, 07/01/2024 + ●			10,000	9,050
Puerto Rico Electric Power Authority Series TT 5.000%, 07/01/2025 + ●			25,000	22,625
Puerto Rico Electric Power Authority Series WW 5.500%, 07/01/2019 + ●			15,000	13,519
Puerto Rico Electric Power Authority Series ZZ 4.750%, 07/01/2027 + ●			75,000	67,594
Puerto Rico Public Buildings Authority 5.750%, 07/01/2016 + ●			280,000	66,143
Puerto Rico Public Buildings Authority Series C 5.750%, 07/01/2019 + ●			40,000	39,600
Puerto Rico Public Buildings Authority Series D 5.250%, 07/01/2036 + ●			50,000	48,000
Puerto Rico Public Buildings Authority Series N 5.500%, 07/01/2027 + ●			55,000	53,900
Puerto Rico Public Buildings Authority Series U 5.000%, 07/01/2018 + ●			50,000	44,690

Total Municipal Bonds			(Cost $ 693,959)	826,776

Preferred Stocks - 6.27%

Financial Services - 3.34%
Charles Schwab Corp, 4.450%, 06/01/2026			40,000	1,000,000

Government Agencies - 2.32%
Federal Home Loan Mortgage Corp. Series B, 0.000%, Perpetual ∞			19,000	148,010
Federal Home Loan Mortgage Corp. Series F, 5.000%, Perpetual ∞			4,500	40,275
Federal Home Loan Mortgage Corp. Series M, 0.000%, Perpetual ∞			9,500	78,850
Federal Home Loan Mortgage Corp. Series Q, 0.000%, Perpetual ∞			14,700	120,540
Federal Home Loan Mortgage Corp. Series S, 0.000%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞			25,000	211,250
Federal National Mortgage Corp. Series H, 5.810%, Perpetual ∞			5,500	48,675
Federal National Mortgage Corp. Series I, 5.375%, Perpetual ∞			700	7,315
Federal National Mortgage Corp. Series M, 4.75%, Perpetual ∞			4,440	36,852
Federal National Mortgage Corp. Series N, 5.500%, Perpetual ∞			360	2,974

				694,741

Insurance - 0.07%
MBIA Insurance Corp. 4.707%, Perpetual * ^ # †			10	20,000

Media - 0.54%
ViacomCBS, Inc. 5.750%, 04/01/2024			2,400	161,160

Total Preferred Stocks			(Cost $ 2,749,175)	1,875,901

Real Estate Investment Trusts - 3.45%

Crown Castl Intl Corp New (a)			6,000	1,032,780

Total Real Estate Investment Trusts			(Cost $ 907,980)	1,032,780

Special Purpose Acquisition Company - 6.66%

Special Purpose Acquisition Company - 6.66%
Agile Growth Corp. *			3,700	36,741
Alpha Capital Acquisition Co. *			750	7,492
Arclight Clean Transition Corp. II *			2,700	27,000
Arctos NorthStar Acquisition Corp. *			5,200	51,948
BYTE Acquisition Corp. *			13,000	130,000
Corazon Capital V838 Monceros Corp.*			14,300	142,285
Decarbonization Plus Acquisition Corp. III *			15,300	152,388
DHC Acquisition Corp. *			6,200	61,938
Disruptive Acquisition Corp. I *			4,800	47,424
FTAC Hera Acquisition Corp. *			6,400	63,936
Goldenbridge Acquisition Ltd. *			2,000	19,980
Gores Guggenheim, Inc. *			4,200	41,706
Haymaker Acquisition Corp. III *			4,900	48,706
Hudson Executive Investment Corp. III *			3,900	38,688
Independence Holdings Corp. *			3,000	30,000
Khosla Ventures Acquisition Co. II *			4,300	43,344
Khosla Ventures Acquisition Co. III *			7,500	74,700
Kismet Acquisition Three Corp. *			1,800	17,784
Kismet Acquisition Two Corp. *			1,900	18,886
KKR Acquisition Holdings I Corp. *			29,400	294,294
LDH Growth Corp. *			3,150	31,878
Levere Holdings Corp. *			6,200	61,752
Medicus Sciences Acquisition Corp. *			3,000	29,550
North Star Investment Corp IV *			7,300	72,416
Northern Star Investment Corp. III *			7,300	72,635
PWP Forward Acquisition Corp. I *			3,600	35,877
Rocket Internet Growth Opportunities Corp. *			6,300	63,063
Sandbridge X2 Corp. *			4,000	39,960
SilverBox Engaged Merger Corp I *			4,200	41,622
TCW Special Purpose Acquisition Corp. *			6,100	60,695
Velocity Acquisition Corp. *			5,700	56,202
VPC Impact Acquisitions Holdings *			3,900	38,493
VPC Impact Acquisitions Holdings II Class A *			4,000	39,440

Total Special Purpose Acquisition Company			(Cost $ 2,000,000)	1,992,823

Bank Deposit Accounts - 0.16%

Collateral Huntington Conservative Deposit Account 0.020% (b)			48,769	48,769

Total Bank Deposit Accounts			(Cost $ 3,751,512)	48,769

Total Investments - 98.83%			(Cost $ 30,135,724)	29,563,325

Other Assets in Excess of Liabilities (1.17%)				349,213

Total Net Assets - 100.00%				29,912,538

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
Algerian MLP ETF, Strike $8.00	600	1/21/2022	480,000	7,200
Agnico Eagle Mines Ltd., Strike $50.00	300	4/16/2021	1,500,000	240,000
BP PLC, Strike $20.00	300	1/21/2022	600,000	159,300
Anheuser-Busch InBev SA NV, Strike $65.00	50	1/21/2022	325,000	26,500
Citigroup, Inc., Strike $50.00	20	6/18/2021	100,000	46,800
Chevron Corp., Strike $90.00	40	1/21/2022	360,000	71,600
DuPont de Nemours, Inc., Strike $40.00	50	1/21/2022	200,000	188,000
Energy Transfer LP, Strike $10.00	250	1/21/2022	250,000	12,250
Energy Transfer LP, Strike $12.00	300	1/21/2022	360,000	8,700
Diamondback Energy, Inc., Strike $30.00	55	1/21/2022	165,000	242,275
Hess Corp., Call $40.00	65	1/21/2022	260,000	210,112
Agnico Eagle Mines Ltd., Strike $40.00	300	8/20/2021	1,200,000	547,500
Johnson & Johnson, Strike $155.00	40	1/21/2022	620,000	62,400
Johnson & Johnson, Strike $195.00	40	1/21/2022	780,000	8,680
MGM Resorts International, Strike $20.00	300	1/21/2022	600,000	562,500
Marathon Petroleum Corp., Strike $30.00	235	1/21/2022	705,000	560,475
Occidental Petroleum Corp., Strike $15.00	300	1/21/2022	450,000	387,900
Occidental Petroleum Corp., Strike $40.00	125	1/21/2022	500,000	38,125
Phillips 66, Strike $100.00	100	1/21/2022	1,000,000	43,000
Restaurant Brands International, Inc., Strike $40.00	30	6/18/2021	120,000	75,450
Red Robin Gourmet Burgers, Inc., Strike $12.50	90	1/21/2022	112,500	256,950
Six Flags Entertainment Corp., Strike $17.50	100	1/21/2022	175,000	295,000
Shockwave Medical, Inc., Strike $110.00	40	7/16/2021	440,000	112,800
United States Oil Fund LP, Strike $4.50	350	1/21/2022	157,500	29,050
Vmware, Inc. Class A, Strike $130.00	30	1/21/2022	390,000	81,000
Energy Select Sector SPDR Fund ETF, Strike $40.00	885	1/21/2022	3,540,000	945,180
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $10.00	100	1/21/2022	100,000	105,250
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $15.00	250	1/21/2022	375,000	156,875

	5345		15,865,000	5,480,872

Put Options
Invesco CurrencyShares Euro Currency Trust, Strike $111.00	60	4/16/2021	666,000	6,900

	60		666,000	6,900

Call Options Written
Agnico Eagle Mines Ltd., Strike $55.00	(300)	4/16/2021	(1,650,000)	(111,000)
Agnico Eagle Mines Ltd., Strike $50.00	(300)	8/20/2021	(1,500,000)	(298,500)
AstraZeneca PLC, Strike $50.00	(100)	1/21/2022	(500,000)	(43,500)
Citigroup, Inc., Strike $80.00	(40)	6/18/2021	(320,000)	(7,720)
Crown Castle International, Inc., Strike $150.00	(60)	10/15/2021	(900,000)	(156,900)
Diamondback Energy, Inc., Strike $70.00	(110)	1/21/2022	(770,000)	(181,500)
DuPont de Nemours, Inc., Strike $75.00	(100)	1/21/2022	(750,000)	(90,800)
Energy Select Sector SPDR Fund ETF, Strike $53.00	(200)	4/16/2021	(1,060,000)	(5,600)
Energy Select Sector SPDR Fund ETF, Strike $54.00	(200)	4/16/2021	(1,080,000)	(4,000)
Evergy, Inc., Strike $55.00	(170)	1/21/2022	(935,000)	(140,250)
Hess Corp., Strike $70.00	(130)	1/21/2022	(910,000)	(160,160)
Invesco CurrencyShares Euro Trust, Strike $111.00	(60)	4/16/2021	(666,000)	(960)
Jazz Pharmaceuticals PLC, Strike $145.00	(30)	6/18/2021	(435,000)	(70,050)
Jazz Pharmaceuticals PLC, Strike $150.00	(40)	6/18/2021	(600,000)	(77,200)
Johnson & Johnson, Strike $175.00	(80)	1/21/2022	(1,400,000)	(48,320)
KKR & Co., Inc., Strike $37.00	(70)	1/21/2022	(259,000)	(92,400)
Lumentum Holdings, Inc. Strike $80.00	(40)	6/18/2021	(320,000)	(55,400)
Marathon Petroleum Corp., Strike $65.00	(470)	1/21/2022	(3,055,000)	(169,200)
MGM Resorts International, Strike $35.00	(900)	1/21/2022	(3,150,000)	(733,500)
Red Robin Gourmet Burgers, Inc., Strike $25.00	(90)	1/21/2022	(225,000)	(167,850)
Restaurant Brands International, Inc., Strike $60.00	(60)	6/18/2021	(360,000)	(38,100)
Shockwave Medical, Inc., Strike $130.00	(80)	7/16/2021	(1,040,000)	(127,600)
Six Flags Entertainment Corp., Strike $32.50	(200)	1/21/2022	(650,000)	(344,000)
ViacomCBS, Inc., Strike $35.00	(275)	6/18/2021	(962,500)	(319,000)
Vistra Corp., Strike $18.00	(250)	1/21/2022	(450,000)	(57,000)
VMware, Inc., Strike $190.00	(60)	1/21/2022	(1,140,000)	(29,100)

	(4,415)		(25,087,500)	(3,529,610)

Put Options Written
Direxion Daily 20+ Year Treasury Bull 3X Shares ETF, Strike $22.00	(15)	5/21/2021	(33,000)	(23,700)
NRG Energy, Inc., Strike $37.00	(10)	1/21/2022	(37,000)	(50,000)
ViacomCBS, Inc., Strike $45.00	(75)	4/16/2021	(337,500)	(20,025)

	(100)		(407,500)	(93,725)

Total Options			(Cost $ 2,358,989)	1,958,162

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$27,431,688	$-
Level 2 - Other Significant Observable Inputs			1,592,323	-
Level 3 - Significant Unobservable Inputs			539,314	-
Total			$29,563,325	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
* Represents non-income producing securities.
(a) Subject to written option contracts.
+ Default Bonds
∞ Distressed Securities.
● Level 2 Security.
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
^ Indicates a fair valued security. Total market value for fair valued securities is $1,358,286 representing 4.54% of net assets and Level 3 securities.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $1,422,73 representing 4.76% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,292,475 representing 4.32% of net assets.
(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $3,534,224.54 representing 11.82% of net assets.
**Variable rate security; the coupon rate shown represents the yield at March 31, 2021